SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Beginning balance	$ 1,234,549	$ 1,085,204	$ 1,267,671
Foreign currency translation loss	18,584	149,345	182,467
Ending balance	$ 1,253,133	$ 1,234,549	$ 1,085,204